Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares	Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance beginning at Dec. 31, 2020	$ 51	$ 5	$ 78	$ 29,884	$ (28,769)	$ 1,249
Balance beginning (in Shares) at Dec. 31, 2020	2,578,760	1,496,880	5,714,400
Exercise of options into ordinary shares (Note 12) (in Shares)
Share-based compensation (Note 12)				157		$ 157
Net loss for the year					(952)	(952)
Balance ending at Dec. 31, 2021	$ 51	$ 5	$ 78	30,041	(29,721)	454
Balance ending (in Shares) at Dec. 31, 2021	2,578,760	1,496,880	5,714,400
Contribution to equity due to free interest loan from controlling shareholder (Note 14)				112		$ 112
Exercise of options into ordinary shares (Note 12) (in Shares)
Share-based compensation (Note 12)				222		$ 222
Net loss for the year					(1,248)	(1,248)
Balance ending at Dec. 31, 2022	$ 51	$ 5	$ 78	30,375	(30,969)	(460)
Balance ending (in Shares) at Dec. 31, 2022	2,578,760	1,496,880	5,714,400
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (Note 11B)	$ 27			6,355		6,382
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (Note 11B) (in Shares)	1,950,000
Financial liability classified to equity upon determination of exercise price of certain warrants granted (Notes 8 and 11)	$ 83	$ (5)	$ (78)
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 11B) (in Shares)	7,211,280	(1,496,880)	(5,714,400)
Automatic conversion of all convertible advanced investments into Ordinary Shares (Notes 9 and 11)	$ 16			4,555		4,571
Automatic conversion of all convertible advanced investments into Ordinary Shares (Notes 9 and 11) (in Shares)	1,142,856
Deemed dividend resulted from trigger of down round protection feature of certain warrants granted (Note 11)				7	(7)
Exercise of options into ordinary shares (Note 12)	$ 2			47		$ 49
Exercise of options into ordinary shares (Note 12) (in Shares)	168,447					24,834
Share-based compensation (Note 12)				413		$ 413
Net loss for the year					(695)	(695)
Balance ending at Dec. 31, 2023	$ 179			$ 41,752	$ (31,671)	$ 10,260
Balance ending (in Shares) at Dec. 31, 2023	13,051,343